Annual Fund Operating Expenses - Calamos Nasdaq-100 Structured Alt Protection ETF - September - Calamos Nasdaq-100® Structured Alt Protection ETF® — September	Aug. 29, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.69%

[1]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.